Equity - Schedule of share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Opening balance	€ 17,105	€ 17,089	€ 17,078
Issue of shares	12	16	11
Closing balance	€ 17,116	€ 17,105	€ 17,089